Schedule I	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I
Summary of Investments – Other than Investments in Related Parties

			Schedule I
December 31, 2022			Amount at which shown in the Balance Sheet
(in millions)	Cost(a)(b)	Fair Value(b)
Fixed maturities:
U.S. government and government sponsored entities	$1,405	$1,198	$1,198
Obligations of states, municipalities and political subdivisions	6,845	5,963	5,963
Non-U.S. governments	5,273	4,414	4,414
Public utilities	20,187	16,611	16,611
All other corporate debt securities	106,103	90,303	90,303
Mortgage-backed, asset-backed and collateralized	45,230	42,073	42,073
Total fixed maturity securities	185,043	160,562	160,562
Equity securities and mutual funds:
Common stock:
Public utilities	—	—	—
Banks, trust and insurance companies	2	2	2
Industrial, miscellaneous and all other	64	64	64
Total common stock	66	66	66
Preferred stock	27	27	27
Mutual funds	77	77	77
Total equity securities and mutual funds	170	170	170
Mortgage and other loans receivable, net of allowance
Commercial mortgages	32,993	29,998	32,993
Residential mortgages	5,856	4,950	5,856
Life insurance policy loans	1,750	1,752	1,750
Commercial loans, other loans and notes receivable	4,567	4,430	4,567
Total mortgage and other loans receivable	45,166	41,130	45,166
Allowance for credit losses	(600)	—	(600)
Total mortgage and other loans receivable, net of allowance	44,566	41,130	44,566
Other invested assets(c)	11,034	10,418	10,418
Short-term investments, at cost (approximates fair value)	4,400	4,400	4,400
Derivative assets(d) (e)	299	299	299
Total investments	$245,512	$216,979	$220,415
(a)Original cost of fixed maturities is reduced by repayments and adjusted for amortization of premiums or accretion of discounts.
(b)The table above includes available for sale securities issued by related parties. This includes RMBS securities which had a fair value of $39 million and an amortized cost of $43 million.
(c)Includes $6 million of investments in related parties.
(d)Includes $265 million of derivative assets with related parties.
(e)Excludes $97 million of derivative liabilities.